Note 16 - Stock-based Compensation (Details) - Option Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Option Activity [Abstract]
Outstanding number	8,366,830	5,229,330	4,365,546
Outstanding weighted average exercise price per share	$ 1.17	$ 2.25	$ 2.82
Vested and exercisable at December 31, 2013	5,112,738
Vested and exercisable at December 31, 2013	$ 1.69
Granted number	4,693,644	1,150,000
Granted weighted average exercise price per share	$ 0.36	$ 0.23
Exercised number	(108,334)
Exercised weighted average exercise price per share	$ 0.35
Cancelled	(1,113,644)
Cancelled	$ 2.92
Forfeited or expired number	(334,166)	(286,216)
Forfeited or expired weighted average exercise price per share	$ 1.15	$ 2.85